Note 7 - Inventory	12 Months Ended
Jan. 31, 2020
Notes to Financial Statements
Inventory Disclosure [Text Block]
Note
7
– Inventory

At
January 31, 2020
and
January 31, 2019,
inventory is entirely comprised of finished goods inventory. Finished goods inventory primarily consists of hardware and related parts for mobile asset units held for sale. For the years ended
January 31, 2020,
2019
and
2018,
a provision for excess or obsolete inventories has been recorded in cost of revenues of nil,
nominal and
$0.1
million, respectively.